Schedule of deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deposits
Maintenance deposits	R$ 1,000,995	R$ 1,032,418
Court deposits	575,917	667,565
Deposit in guarantee for lease agreements	372,114	358,472
Total	1,949,026	2,058,455
Current	191,184
Non-current	R$ 1,757,842	R$ 2,058,455